Operating expenses (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Operating Expenses [Abstract]
Staff costs	£ 1,934	£ 1,907
Premises and equipment costs	167	126
Other expenses	1,418	1,185
Depreciation and amortisation	1,310	1,187
Total operating expenses	£ 4,829	£ 4,405